UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017


13F File Number: 28-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew H. Rabinowitz
Title:  Chief Financial Officer
Phone:  (212) 381-4461


Signature, Place and Date of Signing:

/s/ Andrew H. Rabinowitz      New York, New York            May 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  91

Form 13F Information Table Value Total: $973,935


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.     Form 13F File Number    Name

1       28-10683                Marathon Global Convertible Master Fund, Ltd.

                        FORM 13F INFORMATION TABLE




                                                                             MARKET       SH/PRN/    INVESTMENT  OTHER  VOTING
TITLE OF SECURITY                CLASS               CUSIP      QUANTITY     VALUE x1000  PUT/CALL   DISCRETION  MGRS   AUTHORITY
-----------------                -----               -----      --------     -----------  --------   ----------  ----   ---------
Acxiom Corp                      Note 3.750% 2/1     005125AB5   3,000,000     3,795      PRN        Sole        1        3,000,000
Alaska Air Group Inc             DBVC                11659109      128,500     3,169      SH         Sole        1          128,500
Alsaka Air Group Inc             DBVC                011659AG4   2,000,000     2,330      PRN        Sole        1        2,000,000
America West Hldg Corp           CL B                23657208       86,500       824      SH         Sole        1           86,500
AMR Corp                         NOTE 4.50%          001765BB1  13,000,000    11,473      PRN        Sole        1       13,000,000
AON CORP                         DBCV 3.500% 11/1    037389AT0  19,500,000    27,203      PRN        Sole        1       19,500,000
Ask Jeeves Inc                   COM                 45174109      102,400     3,659      SH         Sole        1          102,400
AT&T Wireless Svcs Inc           COM                 00209A106      60,000       817      SH         Sole        1           60,000
Bristos Myers Squibb Co          DBVC 9/1            110122AM0  10,000,000    10,100      PRN        Sole        1       10,000,000
Cendant Corp                     COM                 151313103     279,900     6,827      SH         Sole        1          279,900
Centerpoint Energy Inc           NOTE 3.750% 5/1     15189TAC1   6,720,000     7,728      PRN        Sole        1        6,720,000
Companhia Paranaense Energ C     Spon ADR PFD        20441B407      38,700       149      SH         Sole        1           38,700
Computer Assoc Intl Inc          NOTE 1.625% 12/1    204912AQ2  10,500,000    15,855      PRN        Sole        1       10,500,000
Continental Airls Inc            Note 4.500% 2/0     210795PD6  29,550,000    24,589      PRN        Sole        1       29,550,000
Continental Airls Inc            NOTE 5.000% 6/1     210795PJ3   8,000,000     7,840      PRN        Sole        1        8,000,000
Corning Inc                      COM                 219350105   1,110,400    12,414      SH         Sole        1        1,110,400
Curagen Corp                     COM                 23126R101     185,000     1,154      SH         Sole        1          185,000
Cymer Inc                        Note 3.500% 2/1     232572AE7   6,500,000     6,817      PRN        Sole        1        6,500,000
Delta Air Lines Inc              NOTE 8.000% 6/0     247361YP7  24,000,000    17,490      PRN        Sole        1       24,000,000
Devon Energy Corp New            DBCV 6/2            25179MAD5  20,875,000    11,533      PRN        Sole        1       20,875,000
Dominion Res Inc                 NOTE 2.125% 12/1    25746UAP4  22,250,000    23,001      PRN        Sole        1       22,250,000
Duane Reade Inc                  Note 2.147% 4/1     263578AC0  25,092,000    14,315      PRN        Sole        1       25,092,000
Duke Energy Corp                 Note 1.750% 5/1     264399EJ1  31,000,000    33,364      PRN        Sole        1       31,000,000
Dynegy Inc New                   CLA                 26816Q101   3,626,400    14,361      PRN        Sole        1        3,626,400
Echostar Communications New      Note 5.750% 5/1     278762AG4  47,000,000    48,880      PRN        Sole        1       47,000,000
Electronic Data Sys New          COM                 285661104     190,300     3,682      SH         Sole        1          190,300
Empresas ICA Sociedad Control    Sponsored ADR       292448107     580,000     1,253      SH         Sole        1          580,000
Emulex Corp                      Note 1.750% 2/0     292475AB6   4,745,000     4,733      PRN        Sole        1        4,745,000
Enersis S A                      Sponspred ADR       29274F104      10,000        64      SH         Sole        1           10,000
Equinix Inc                      COM NEW             29444U502      46,250     1,675      SH         Sole        1           46,250
Extreme Networks Inc             Note  3.500% 12/0   30226DAB2     450,000         0      PRN        Sole        1          450,000
Fair Isaac Corp                  NOTE 1.500% 8/1     303250AB0   6,500,000     7,044      PRN        Sole        1        6,500,000
Fairchild Semiconductor Intl     COM                 303726103      75,000     1,802      SH         Sole        1           75,000
First Horizon Pharmceutical      COM                 32051K106      80,579     1,270      SH         Sole        1           80,579
General Motors Corp              DEB SR CONV B       370442733   3,250,000    82,810      PRN        Sole        1        3,250,000
Grace WR&Co Del New              COM                 38388F108     952,800     2,973      SH         Sole        1          952,800
Graftech Intl Ltd                COM                 384313102     217,100     3,246      SH         Sole        1          217,100
Hilton Hotels Corp               Note 3.375% 4/1     432848AZ2  10,000,000    10,725      PRN        Sole        1       10,000,000
Idec Pharmaceuticals Corp        Note 4/2            449370AE5  37,000,000    23,773      PRN        Sole        1       37,000,000
Infineon Technologies AG         Sponsored ADR       45662N103      10,000       146      SH         Sole        1           10,000
Intl Paper Co                    DBCV 6/2            460146BM4  25,000,000    13,938      PRN        Sole        1       25,000,000
JDS Uniphase Corp                COM                 46612J101     801,500     3,262      SH         Sole        1          801,500
Juniper Networks Inc             COM                 48203R104     101,800     2,648      SH         Sole        1          101,800
Juniper Networks Inc             NOTE 6/1            48203RAC8   3,000,000     4,444      PRN        Sole        1        3,000,000
King Pharmaceuticals Inc         DBCV 2.750% 11/1    495582AG3  31,421,000    30,321      PRN        Sole        1       31,421,000
Korea Electric Pwr               Sponsored ADR       500631106      15,000       155      SH         Sole        1           15,000
KT Corp                          Sponsored ADR       48268K101      10,000       190      SH         Sole        1           10,000
Kulicke & Soffa Inds Inc         COM                 501242101     134,700     1,579      SH         Sole        1          134,700
Lamar Advertising Co             Note 5.250% 9/1     512815AG6  12,000,000    12,915      PRN        Sole        1       12,000,000
Level 3 Communications Inc.      COM                 52729N100   4,133,600    16,617      SH         Sole        1        4,133,600
Lockheed Martin Corp             DBCV 8/1            539830AP4  30,000,000    30,075      PRN        Sole        1       30,000,000
Lodgian Inc                      COM NEW             54021P205     206,214     1,262      SH         Sole        1          206,214
LSI Logic Corp                   COM                 502161102     944,800     8,824      SH         Sole        1          944,800
LSI Logic Corp                   Note 4.000% 11/0    502161AG7  14,320,000    14,266      PRN        Sole        1       14,320,000
Lucent Technologies Inc          DBCV 2.750% 6/1     549463AG2  20,000,000    29,900      PRN        Sole        1       20,000,000
Lucent Technologies Inc          DBCV 2.750% 6/1     549463AH0  12,500,000    19,641      PRN        Sole        1       12,500,000
Micron Technology Inc            COM                 595112103     744,200    12,436      SH         Sole        1          744,200
Micron Technology Inc            Note 2.500% 2/0     595112AG8  27,000,000    41,614      PRN        Sole        1       27,000,000
NASDAQ 100 TR                    UNIT SER 1          631100104      59,500     2,132      SH         Sole        1           59,500
NEC Corp                         ADR                 629050204      10,000        82      SH         Sole        1           10,000
News Amer Inc                    Note 2/2            652482AZ3  41,750,000    24,163      PRN        Sole        1       41,750,000
Nextel Communications Inc        CL A                65332V103     264,300     6,536      SH         Sole        1          264,300
NTL Inc Del                      COM                 62940M104     240,171    13,570      SH         Sole        1          240,171
Partner Communications Co Lt     ADR                 70211M109      31,500       250      SH         Sole        1           31,500
Placer Dome Inc                  COM                 725906101     403,700     7,254      SH         Sole        1          403,700
Priceline Com Inc                COM NEW             741503403      69,800     1,882      SH         Sole        1           69,800
Priceline Com Inc                NOTE 1.000% 8/0     741503AC0   1,000,000     1,009      PRN        Sole        1        1,000,000
Pride Intl Inc                   FRNT 2.500% 3/0     74153QAB8  12,500,000    14,703      PRN        Sole        1       12,500,000
Red Hat Inc                      COM                 756577102      99,300     2,289      SH         Sole        1           99,300
SBC Communications Inc           COM                 78387G103      20,000       481      SH         Sole        1           20,000
Schlumberger Ltd                 DBVC 1.500% 6/0     806857AC2  17,500,000    19,206      PRN        Sole        1       17,500,000
Sierra Pac Res                   NOTE 7.250% 2/1     826428AF1   8,000,000    15,200      PRN        Sole        1        8,000,000
Siruis Satellite Radio Inc       COM                 82966U103   1,077,000     3,662      SH         Sole        1        1,077,000
SLM Corp                         DBCV 7/2            78442PAC0  15,000,000    14,906      PRN        Sole        1       15,000,000
Solectron Corp                   COM                 834182107     734,000     4,059      SH         Sole        1          734,000
Starwood Hotels & Resorts Wrld   NOTE 3.500% 5/1     85590AAJ3  14,800,000    15,836      PRN        Sole        1       14,800,000
Sunterra Corp                    COM                 86787D208     109,300     1,480      SH         Sole        1          109,300
Taiwan Semiconductor Mfg Ltd     Sponsored ADR       874039100      48,140       500      SH         Sole        1           48,140
Teradyne Inc                     COM                 880770102      70,600     1,682      SH         Sole        1           70,600
Terra Inds Inc                   COM                 880915103      25,000       155      SH         Sole        1           25,000
Teva Pharmaceutical Inds Ltd     ADR                 881624209       5,000       317      SH         Sole        1            5,000
United Rentals Inc               COM                 911363109      86,900     1,544      SH         Sole        1           86,900
Vector Group Ltd                 Note 6.250% 7/1     92240MAC2   3,000,000     2,689      PRN        Sole        1        3,000,000
Veeco Instrs Inc Del             Note 4.1250% 12/1   922417AB6  12,000,000    12,420      PRN        Sole        1       12,000,000
Verizon Communications           COM                 92343V104      20,000       731      SH         Sole        1           20,000
Vishay Intertechnology Inc       COM                 928298108     344,600     7,354      SH         Sole        1          344,600
Vishay Intertechnology Inc       Note 6/0            928298AD0  37,896,000    23,496      PRN        Sole        1       37,896,000
Watson Pharmaceuticals Inc       DBCV 1.750% 3/1     942683AC7  23,456,000    29,320      PRN        Sole        1       23,456,000
Williams Cos Inc                 COM                 969457100   1,250,000    11,975      SH         Sole        1        1,250,000
Wyndham Intl Inc                 CL A                983101106     296,800       332      SH         Sole        1          296,800
Yahoo Inc                        FRNT 4/0            984332AB2  25,000,000    33,750      PRN        Sole        1       25,000,000

                                                                             973,935






02337.0005 #485631